Accrued Expenses and Other Current Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Evolv Technologies Holdings Inc [Member]
Accrued Expenses and Other Current Liabilities

7. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	March 31,	December 31,
	2021	2020
Accrued employee compensation and benefits expense	$1,472	$2,345
Accrued professional services and consulting	3,204	1,327
Other	864	55
	$5,540	$3,727

6.     Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	December 31,
	2020	2019
Accrued employee compensation and benefits expense	$2,345	$677
Accrued professional services and consulting	1,327	420
Other	56	485
	$3,728	$1,582